Additional Details Concerning Income Statement (Tables)	12 Months Ended
Dec. 31, 2017
Additional Details Concerning Income Statement [Abstract]
Schedule of additional details concerning income statement

	Year ended December 31,
	2017	2016	2015
	NIS in thousands
a. Cost of commercial centers

Direct expenses:
Cost of trading property sold	771,765	112,346	227,910
Wages and fringe benefits	396	1,503	3,341
Energy costs	1,900	3,868	6,073
Taxes and insurance	2,405	4,764	6,999
Maintenance of property and other expenses	2,442	5,351	8,286

	778,908	127,832	252,609
Other operating expenses:
Wages and fringe benefits	11,726	13,497	16,716
Professional services	9,224	8,458	7,638
Advertising	2,884	6,685	7,247
Other	2,759	2,932	5,363

	26,593	31,572	36,964
Depreciation and amortization	122	402	787

	805,623	159,806	290,360

b. General and administrative expenses

Wages and fringe benefits	4,372	3,744	6,687
Stock-based compensation expenses	325	27	1,086
Depreciation and amortization	12	19	29
Expenses relating to the Company’s plan of arrangement	122	221	412
Professional expenses	5,728	2,326	2,867
Other	4,371	3,920	5,597

	14,930	10,257	16,678
c. Financial expense

Interest and CPI linkage on borrowings	103,360	193,116	200,169
Gain from buy back of notes and bank loan (see note 11d2)	-	(78,193)	(55,475)
Loss from foreign currency translation differences	7,273	30,018	69,003
Other financial expenses (income)	1,651	1,405	(5,976)
Total financial expenses	112,284	146,346	207,721
Financial expenses capitalized to qualified assets	12	(21,992)	-

	112,296	124,354	207,721

	Year ended December 31,
	2017	2016	2015
	NIS in thousands

d. Financial income

Interest on deposits and receivables	168	203	649
Gain (loss) from foreign currency translation differences	91	(1,259)	1,505
Other financial income	1,552	-	-

	1,811	(1,056)	2,154

e. Change in fair value of financial instruments measured at fair value through profit and loss

Loss from change in fair value of derivatives (mainly swap and forward transactions)	-	(2,707)	-
Gain on marketable securities	-	-	2,568

	-	(2,707)	2,568

f. Write down, charges and other expenses, net

Write down of trading property (i)	89,345	189,592	86,717
Realization of foreign currency translation reserve to the profit and loss	-	-	3,534
Initiation expenses (ii)	12,461	1,796	6,239
Other, net (iii)	(686)	(29,070)	2,802

	101,120	162,318	99,292

(i)	See note 4b regarding trading property write downs.
(ii)	Includes mainly cost and expenses in respect of the Group’s operations in India.
(iii)	In 2016 -Including gain from increase in holdings in Indian subsidiaries. Refer also to note 4d.

j. Earnings per share (*)

Basic and diluted earnings per share:
The earnings and weighted average number of ordinary shares used in the calculation of the basic earning per share are as follows:
Profit (Loss) from continuing operations	(185,132)	(202,630)	(242,709)
Profit (Loss) from discontinued operation	(152,903)	7,913	56,231
Weighted average number of shares used in computing basic earnings per share (thousands)	9,191	9,191	9,191

(*)	The earnings used in the calculation of all diluted earnings per share are same as those for the equivalent basic earnings per share measures.